Product Warranties (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Decrease in warranty expenses	$ 0.1	$ 0.5